Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Allocated Gross Proceeds of Offering

The Company allocated the gross proceeds of the offering as follows:

	Series A	Series B
	Convertible	Convertible
	Preferred Stock	Preferred Stock	Total
Total gross proceeds	$10,297,000	$1,200,000	$11,497,000
Allocated to warrants	(1,530,070)	(228,938)	(1,759,008)
Allocated to Convertible Preferred Stock	$8,766,930	$971,062	$9,737,992